UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:

630 Fifth Avenue

Suite 820

New York, New York 10111

Name and address of agent for service:

Central Securities Corporation, Wilmot H. Kidd, President

630 Fifth Avenue

Suite 820

New York, New York 10111

Registrant’s telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

CENTRAL SECURITIES CORPORATION

SEMI-ANNUAL REPORT

JUNE 30, 2015

CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.)

25-YEAR HISTORICAL DATA

		Per Share of Common Stock
	Total net assets	Net asset value	Source of dividends and distributions			Total dividends and distributions		Unrealized appreciation of investments at end of period
Year			Ordinary income*	Long-term capital gains*
1989	$129,376,703	$12.24						$38,661,339
1990	111,152,013	10.00	$.20	$.50	**	$.70	**	25,940,819
1991	131,639,511	11.87	.14	.56	**	.70	**	43,465,583
1992	165,599,864	14.33	.20	.66		.86		70,586,429
1993	218,868,360	17.90	.18	1.42		1.60		111,304,454
1994	226,639,144	17.60	.22	1.39		1.61		109,278,788
1995	292,547,559	21.74	.33	1.60		1.93		162,016,798
1996	356,685,785	25.64	.28	1.37		1.65		214,721,981
1997	434,423,053	29.97	.34	2.08		2.42		273,760,444
1998	476,463,575	31.43	.29	1.65		1.94		301,750,135
1999	590,655,679	35.05	.26	2.34		2.60		394,282,360
2000	596,289,086	32.94	.32	4.03		4.35		363,263,634
2001	539,839,060	28.54	.22	1.58	**	1.80	**	304,887,640
2002	361,942,568	18.72	.14	1.11		1.25		119,501,484
2003	478,959,218	24.32	.11	1.29		1.40		229,388,141
2004	529,468,675	26.44	.11	1.21		1.32		271,710,179
2005	573,979,905	27.65	.28	1.72		2.00		302,381,671
2006	617,167,026	30.05	.58	1.64		2.22		351,924,627
2007	644,822,724	30.15	.52	1.88		2.40		356,551,394
2008	397,353,061	17.79	.36	2.10		2.46		94,752,477
2009	504,029,743	22.32	.33	.32		.65		197,256,447
2010	593,524,167	26.06	.46	.44		.90		281,081,168
2011	574,187,941	24.96	.43	.57		1.00		255,654,966
2012	569,465,087	24.53	.51	.43		.94		247,684,116
2013	648,261,868	26.78	.12	3.58		3.70		305,978,151
2014	649,760,644	26.18	.16	1.59		1.75		293,810,819
Six mos. to
June 30, 2015***	625,257,571	25.72	.03	.17		.20		249,363,687
Total dividends and distributions for the period***:			$7.12	$37.23		$44.35

*	Computed on the basis of the Corporation’s status as a “regulated investment company” for Federal income tax purposes. Dividends from ordinary income include short-term capital gains.
**	Includes non-taxable returns of capital of $.47 in 1990, $.11 in 1991 and $.55 in 2001.
***	Unaudited.

     The Common Stock is listed on the NYSE MKT under the symbol CET. On June 30, 2015, the closing market price was $21.33 per share.

[ 2 ]

To the Stockholders of

     Central Securities Corporation:

     Financial statements for the six months ended June 30, 2015 reviewed by our independent registered public accounting firm and other pertinent information are submitted herewith.

     Comparative net assets are as follows:

	June 30, 2015 (Unaudited)	December 31, 2014
Net assets	$625,257,571	$649,760,644
Net assets per share of Common Stock	$25.72	$26.18
Shares of Common Stock outstanding	24,310,831	24,819,241

     Comparative operating results are as follows:

	Six months ended June 30,
	2015 (Unaudited)	2014 (Unaudited)
Net investment income	$1,569,006	$1,554,659
Per share of Common Stock	.06 *	.06	*
Net realized gain on sale of investments	34,334,988	18,106,748
Increase (decrease) in net unrealized appreciation of investments	(44,447,133)	19,032,136
Increase (decrease) in net assets resulting from operations	(8,543,139)	38,693,543

* Based on the average number of shares of Common Stock outstanding during the period.

     A distribution of $.20 per share of Common Stock was paid on June 23, 2015 to stockholders of record as of June 9, 2015. Stockholders will be sent a notice concerning the taxability of all 2015 distributions in early 2016.

     During the first six months of 2015, the Corporation purchased 511,410 shares of its Common Stock at an average price of $21.79 per share. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors deems advisable in the best interests of stockholders. Purchases may be made on the NYSE MKT or in private transactions directly with stockholders.

     Stockholders’ inquiries are welcome.

Central Securities Corporation

Wilmot H. Kidd, President

630 Fifth Avenue
New York, NY 10111
July 23, 2015

[ 3 ]

PRINCIPAL PORTFOLIO CHANGES

April 1 to June 30, 2015
(Unaudited)
(Common Stock unless specified otherwise)

	Number of Shares
	Purchased		Sold	Held June 30, 2015
American Express Company	110,000			150,000
The Bank of New York Mellon Corporation			25,000	600,000
Cameco Corporation	30,000			180,000
Citizens Financial Group			50,000	—
Encore Capital Group, Inc.	133,815			133,815
Freeport-McMoRan Inc.	290,000			690,000
GeoMet, Inc. Series A Convertible
Redeemable Preferred Stock	11,085	(a)		365,828
Google Inc. Class A	10,000			10,000
International Business Machines Corporation			50,000	—
JPMorgan Chase & Co.	25,000			200,000
Motorola Solutions, Inc.	70,000			370,000
Murphy Oil Corporation			30,000	230,000
Occidental Petroleum Corporation	25,000			125,000
Precision Castparts Corporation	55,000			100,000
QEP Resources Inc.			300,000	—
Rayonier Inc.	220,000			800,000

(a) Received as a dividend.

[ 4 ]

TEN LARGEST INVESTMENTS

June 30, 2015
(Unaudited)

	Cost	Value	Percent of Net Assets	Year First Acquired
	(millions)
The Plymouth Rock Company, Inc.	$0.9	$132.5	21.2%	1982
Intel Corporation	22.9	44.1	7.1	1986
Coherent, Inc.	17.5	41.7	6.7	2007
Analog Devices, Inc.	3.0	25.7	4.1	1987
Capital One Financial Corporation	16.9	25.5	4.1	2013
The Bank of New York Mellon Corporation	15.3	25.2	4.0	1993
Citigroup Inc.	19.7	22.1	3.5	2013
Motorola Solutions, Inc.	18.5	21.2	3.4	2000
Rayonier Inc.	24.7	20.4	3.3	2014
Precision Castparts Corporation	20.5	20.0	3.2	2015

DIVERSIFICATION OF INVESTMENTS

June 30, 2015
(Unaudited)

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2015	December 31, 2014 (a)
Common Stocks:
Insurance	2	$10,012,553	$142,376,360	22.8%	21.1%
Banking and Finance	6	78,459,727	103,718,553	16.6	12.0
Technology Hardware
and Equipment	5	56,432,065	77,984,404	12.5	12.9
Semiconductor	2	25,870,944	69,775,750	11.2	11.5
Diversified Industrial	4	32,969,185	58,642,400	9.4	6.2
Health Care	2	22,842,525	26,206,000	4.2	7.0
Real Estate Investment Trusts	1	24,697,045	20,440,000	3.3	1.9
Energy	3	12,643,036	19,523,950	3.1	4.2
Other	8	63,385,236	59,077,337	9.3	14.7
Preferred Stocks:
Energy	1	2,027,220	958,469	0.2	0.1
Short-Term Investments	1	46,916,944	46,916,944	7.5	6.2

(a) Certain industry categories in 2014 have been reclassified to conform to 2015 presentation.

[ 5 ]

STATEMENT OF INVESTMENTS
June 30, 2015
(Unaudited)

COMMON STOCKS 92.4%

Shares		Value
	Banking and Finance 16.6%
150,000	American Express Company	$11,658,000
600,000	The Bank of New York Mellon Corporation	25,182,000
290,000	Capital One Financial Corporation	25,511,300
400,000	Citigroup Inc.	22,096,000
133,815	Encore Capital Group, Inc. (a)	5,719,253
200,000	JPMorgan Chase & Co.	13,552,000
		103,718,553
	Commercial Services 1.4%
588,712	Heritage-Crystal Clean, Inc. (a)	8,654,067

	Consumer Durables and Apparel 2.5%
150,000	Coach, Inc.	5,191,500
700,000	TRI Pointe Homes, Inc. (a)	10,710,000
		15,901,500
	Diversified Industrial 9.4%
790,000	Brady Corporation Class A	19,544,600
200,000	General Electric Company	5,314,000
100,000	Precision Castparts Corporation	19,987,000
80,000	Roper Industries, Inc.	13,796,800
		58,642,400
	Energy 3.1%
40,000	California Resources Corporation	241,600
230,000	Murphy Oil Corporation	9,561,100
125,000	Occidental Petroleum Corporation	9,721,250
		19,523,950
	Health Care 4.2%
200,000	Medtronic plc	14,820,000
200,000	Merck & Co., Inc.	11,386,000
		26,206,000
	Insurance 22.8%
21,000	Alleghany Corporation (a)	9,843,960
34,424	The Plymouth Rock Company, Inc.
	Class A (a)(b)(c)	132,532,400
		142,376,360
	Metals and Mining 2.4%
180,000	Cameco Corporation	2,570,400
690,000	Freeport-McMoRan Inc.	12,847,800
		15,418,200
	Real Estate Investment Trusts 3.3%
800,000	Rayonier Inc.	20,440,000

[ 6 ]

Shares		Value
	Retailing 0.9%
13,000	Amazon.com, Inc. (a)	$5,643,170

	Semiconductor 11.2%
400,000	Analog Devices, Inc.	25,674,000
1,450,000	Intel Corporation	44,101,750
		69,775,750
	Software and Services 2.1%
10,000	Google Inc. Class A (a)	5,400,400
200,000	Oracle Corporation	8,060,000
		13,460,400
	Technology Hardware and Equipment 12.5%
657,000	Coherent, Inc. (a)	41,706,360
310,000	Keysight Technologies, Inc. (a)	9,668,900
370,000	Motorola Solutions, Inc.	21,215,800
484,900	RadiSys Corporation (a)	1,241,344
600,000	Sonus Networks, Inc. (a)	4,152,000
		77,984,404
	Total Common Stocks
	(cost $327,312,316)	577,744,754
PREFERRED STOCKS 0.2%
	Energy 0.2%
365,828	GeoMet, Inc. Series A Convertible
	Redeemable Preferred Stock (d)(e)
	(cost $2,027,220)	958,469
SHORT-TERM INVESTMENTS 7.5%
	Money Market Fund 7.5%
46,916,944	Fidelity Institutional Money Market
	Fund Treasury Only Portfolio –
	Class I (cost $46,916,944)	46,916,944
	Total Investments
	(cost $376,256,480)(f)(100.1%)	625,620,167
	Cash, receivables and other assets
	less liabilities (-0.1%)	(362,596)
	Net Assets (100%)	$625,257,571

(a) Non-dividend paying.

(b) Affiliate as defined in the Investment Company Act of 1940.

(c) Valued based on Level 3 inputs – see Note 2.

(d) Valued based on Level 2 inputs – see Note 2.

(e) Dividends paid in additional shares.

(f) Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to financial statements.

[ 7 ]

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015
(Unaudited)

Assets:
Investments:
General portfolio securities at market value
(cost $328,478,936)	$446,170,823
Securities of affiliated companies (cost $860,600)
(Notes 5 and 6)	132,532,400
Short-term investments (cost $46,916,944)	46,916,944	$625,620,167
Cash, receivables and other assets:
Cash	252,195
Receivable for securities sold	3,312,965
Dividends receivable	481,335
Office equipment and leasehold improvements, net	21,515
Other assets	74,589	4,142,599
Total Assets		629,762,766
Liabilities:
Payable for securities purchased	3,617,094
Payable for treasury stock purchased	294,380
Accrued expenses and reserves	593,721
Total Liabilities		4,505,195
Net Assets		$625,257,571
Net Assets are represented by:
Common Stock $1 par value: authorized 30,000,000 shares;
issued 24,843,389 (Notes 3 and 8)		$24,843,389
Surplus:
Paid-in	$328,007,170
Undistributed net realized gain on sale of investments	33,697,056
Undistributed net investment income	958,722	362,662,948
Net unrealized appreciation of investments		249,363,687
Treasury stock, at cost (532,558 shares of
Common Stock) (Note 3)		(11,612,453)
Net Assets		$625,257,571
Net Asset Value Per Common Share
(24,310,831 shares outstanding)		$25.72

See accompanying notes to financial statements.

[ 8 ]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2015
(Unaudited)

Investment Income
Income:
Dividends (net of foreign withholding taxes of $3,956)	$3,860,091
Interest	4,746	$3,864,837
Expenses:
Investment research	826,111
Administration and operations	771,876
Occupancy and office operating expenses	244,713
Directors’ fees	145,560
Software and information services	66,075
Stockholder communications and meetings	49,061
Franchise and miscellaneous taxes	47,568
Legal, auditing and tax preparation fees	46,077
Transfer agent, registrar and custodian fees and expenses	31,610
Travel and related expenses	21,787
Miscellaneous	45,393	2,295,831
Net investment income		1,569,006

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain from investment transactions	34,334,988
Decrease in net unrealized appreciation of investments	(44,447,133)
Net loss on investments		(10,112,145)
Net Decrease in Net Assets Resulting from Operations		$(8,543,139)

See accompanying notes to financial statements.

[ 9 ]

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2015
and the year ended December 31, 2014

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
From Operations:
Net investment income	$1,569,006	$3,078,246
Net realized gain from investment transactions	34,334,988	39,215,906
Decrease in net unrealized appreciation of investments	(44,447,133)	(12,167,332)
Net increase (decrease) in net assets resulting
from operations	(8,543,139)	30,126,820
Distributions to Stockholders From:
Net investment income	(732,518)	(3,373,934)
Net realized gain from investment transactions	(4,150,939)	(38,792,772)
Decrease in net assets from distributions	(4,883,457)	(42,166,706)
From Capital Share Transactions: (Notes 3 and 8)
Distribution to stockholders reinvested in Common Stock	—	16,497,937
Issuance of shares of Common Stock to directors and employees	66,810	179,106
Cost of treasury stock purchased	(11,143,287)	(3,138,381)
Increase (decrease) in net assets from capital
share transactions	(11,076,477)	13,538,662
Total increase (decrease) in net assets	(24,503,073)	1,498,776
Net Assets:
Beginning of period	649,760,644	648,261,868
End of period (including undistributed net investment income
of $958,722 and $122,235, respectively)	$625,257,571	$649,760,644

See accompanying notes to financial statements.

[ 10 ]

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2015
(Unaudited)

Cash Flows From Operating Activities:
Net decrease in net assets from operations		$(8,543,139)
Adjustments to net decrease in net assets
from operations:
Purchases of securities	$(88,079,239)
Proceeds from securities sold	94,490,343
Net increase in short-term investments	(6,917,247)
Net realized gain from investments	(34,334,988)
Decrease in net unrealized appreciation of investments	44,447,133
Depreciation and amortization	5,338
Non-cash stock compensation	66,810
Changes in operating assets and liabilities:
Increase in dividends receivable	(87,878)
Increase in receivable for securities sold	(3,312,965)
Increase in office equipment and leasehold improvements	(2,208)
Decrease in other assets	12,137
Increase in payable for securities purchased	3,617,094
Increase in accrued expenses and reserves	357,257
Total adjustments		10,261,587
Net cash provided by operating activities		1,718,448

Cash Flows From Financing Activities:
Dividends and distributions paid	(4,883,457)
Treasury stock purchased	(11,038,901)
Cash flows used in financing activities		(15,922,358)
Net decrease in cash		(14,203,910)
Cash at beginning of period		14,456,105
Cash at end of period		$252,195

Supplemental Disclosure of Cash Flow Information:
Non-cash operating activities not included herein consist of:
Taxable exchange of securities from portfolio
company reorganization		$15,004,000
Non-cash financing activities not included herein consist of:
Payable for treasury stock purchased		$294,380
Issuance of shares of Common Stock to directors		$66,810

See accompanying notes to financial statements.

[ 11 ]

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

     1. Significant Accounting Policies — Central Securities Corporation (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Security Valuation — Marketable common and preferred stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Investments in money market funds are valued at net asset value per share. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

Federal Income Taxes — It is the Corporation’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its stockholders. Management has analyzed positions taken on the Corporation’s tax returns and has determined that no provision for income taxes is required in the accompanying financial statements.

Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from those estimates.

Other — Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

     2. Fair Value Measurements — The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•	Level 1 — Quoted prices in active markets for identical investments;
•	Level 2 — Other significant observable inputs obtained from independent sources, for example, quoted prices in inactive markets for identical investments or other valuation methodologies;
•	Level 3 — Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. The Corporation’s only Level 3 investment is The Plymouth Rock Company, Inc. (“Plymouth Rock”) Class A Common Stock.

     The designated level for a security is not necessarily an indication of the risk associated with investing in that security.

[ 12 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     The Corporation’s investments as of June 30, 2015 are classified as follows:

	Level 1	Level 2	Level 3	Total Value
Common stocks	$445,212,354	—	$132,532,400	$577,744,754
Preferred stocks	—	$958,469	—	958,469
Short-term investments	46,916,944	—	—	46,916,944
Total	$492,129,298	$958,469	$132,532,400	$625,620,167

     Any security that does not actively trade in public markets will be classified as Level 2 if the Corporation determines that the most recent quoted price is representative of the fair value of the security; otherwise it will be classified as Level 3. The Corporation’s investment in GeoMet, Inc. Series A Preferred Stock was classified as Level 1 on December 31, 2014 when its market was considered active. It was classified as Level 2 on June 30, 2015 as its market is no longer considered active.

     The following is a reconciliation of the change in the value of Level 3 investments:

Balance as of December 31, 2014	$132,532,400
Net realized gains and change in net unrealized
appreciation of investments included in net
decrease in net assets resulting from operations	—
Sales	—
Balance as of June 30, 2015	$132,532,400

     Unrealized appreciation of Level 3 investments held at June 30, 2015 was unchanged during the six months ended June 30, 2015.

     In valuing the Plymouth Rock Level 3 investment as of June 30, 2015, management used a number of significant unobservable inputs to develop a range of possible values for the investment. It used a comparable company approach that utilized the following valuation multiples from selected publicly traded companies: price-to-book value (range: 0.5–2.2); price-to-earnings (range: 11.4–26.5); and price-to-revenue (range: 0.6–2.3). Management also used a discounted cash flow model based on a forecasted return on equity rate ranging from 8%–9% and a weighted average cost of capital of 10%. An independent valuation of Plymouth Rock’s shares was also considered. The value obtained from weighting the three methods described above (with greater weight given to the comparable company approach) were then discounted by 15% and 35% for the lack of marketability, which represents the range of rates management believes market participants would apply. The resulting range of values, together with the underlying support, other information about Plymouth Rock’s financial condition and results of operations, its corporate governance, the insurance industry outlook, and transactions in Plymouth Rock’s shares were considered by management, which recommended a value for the investment. All of this information was subsequently considered by the Corporation’s directors, who selected the value.

[ 13 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     Significant increases (decreases) in the price-to-book value multiple, price-to-earnings multiple, price-to-revenue multiple and return on equity rate in isolation would result in a higher (lower) range of fair value measurements. Significant increases (decreases) in the discount for lack of marketability or weighted average cost of capital in isolation would result in a lower (higher) range of fair value measurements.

     3. Common Stock Purchases — The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for stock distributions, or may be retired. During the six months ended June 30, 2015, the Corporation purchased 511,410 shares as treasury stock at an average price of $21.79 per share representing an average discount from net asset value of 16.7%.

     4. Investment Transactions — The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2015, excluding short-term investments, were $103,083,239 and $109,494,343, respectively.

     As of June 30, 2015, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $278,746,817 and $29,383,130, respectively.

     5. Affiliated Companies — Plymouth Rock is an affiliated company as defined in the Investment Company Act of 1940 due to the Corporation’s ownership of 5% or more of Plymouth Rock’s outstanding voting securities. The President of the Corporation is a director of Plymouth Rock.

     6. Restricted Securities — The Corporation may from time to time invest in securities the resale of which is restricted. On June 30, 2015, the Corporation’s restricted securities consisted of 34,424 shares of Plymouth Rock that were acquired on December 15, 1982 at a cost of $860,600. These securities had a value of $132,532,400 at June 30, 2015, which was equal to 21.2% of the Corporation’s net assets. The Corporation does not have the right to demand registration of this investment.

     7. Bank Line of Credit — The Corporation has entered into a $25 million uncommitted, secured revolving line of credit with UMB Bank, n.a. (“UMB”), the Corporation’s custodian. All borrowings are payable on demand of UMB. Interest on any borrowings is payable monthly at a rate based on the federal funds rate, subject to a minimum annual rate of 2.50%. No borrowings were made during the six months ended June 30, 2015.

[ 14 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     8. Compensation and Benefit Plans — The aggregate remuneration paid to all officers during the six months ended June 30, 2015 was $975,000. This amount represents the taxable income to these officers and therefore differs from the amounts included in the accompanying Statement of Operations that are expensed in accordance with generally accepted accounting principles.

     Officers and other employees participate in a 401(k) and profit sharing plan. The Corporation has agreed to contribute 3% of each participant’s qualifying compensation to the plan, which is immediately vested. Contributions in excess of 3% may be made at the discretion of the Board of Directors and vest after three years of service. During the six months ended June 30, 2015, the Corporation accrued $95,080 related to the plan.

     The Corporation maintains an incentive compensation plan (the “2012 Plan”) which permits the grant of awards of unrestricted stock, restricted stock, restricted stock units and cash to full-time employees and non-employee directors of the Corporation. The 2012 Plan provides for the issuance of up to 1,000,000 shares of the Corporation’s Common Stock over the ten-year life of the 2012 Plan, of which 970,805 remain available for future grants at June 30, 2015. The 2012 Plan limits the amount of shares that can be awarded to any one person in total or within a certain time period. Any award made under the 2012 Plan may be subject to performance conditions. The 2012 Plan is administered by the Corporation’s Compensation and Nominating Committee (the “Committee”).

     Pursuant to the terms of the 2012 Plan, each non-employee director is awarded 500 shares of vested unrestricted Common Stock at his initial election to the Board of Directors or at his continuation of service as a director after the Corporation’s annual meeting. During the six months ended June 30, 2015, non-employee directors were granted a total of 3,000 shares of Common Stock valued at $22.27 per share, which was the average of the high and low prices of the Corporation’s Common Stock on the grant date. The aggregate share value of $66,810 plus cash payments of $78,750 made to all non-employee directors are included in Directors’ Fees expense in the accompanying Statement of Operations.

     On July 23, 2014, the Corporation granted a performance-based award to an officer. Achievement of this award was based on the Corporation satisfying at least one of three performance goals determined by the Committee over the period from July 1, 2014 through June 30, 2015 (the “2015 Performance Period”). Two of the performance goals were based on the Corporation’s absolute and relative investment performance and the third was based on its ratio of expenses to average net assets. The maximum amount payable that could have been paid under this grant is $1,000,000, of which a maximum of one-third of this amount relates to each performance goal. The Committee had full discretion to reduce the amount awarded for the achievement of any of the performance goals to zero. For the 2015 Performance Period, the Corporation satisfied one of the performance goals. On July 23, 2015, the Committee awarded the officer $204,250, of which half will be paid through the issuance of shares of Common Stock of the Corporation valued at $21.11 per share and the balance will be paid in cash. The total award amount was accrued ratably during the 2015 Performance Period.

[ 15 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     9. Operating Lease Commitment — The Corporation has an operating lease for office space that expires at June 30, 2019. Future minimum rental commitments under the lease at June 30, 2015 aggregate $1.5 million as follows: $187,442 in 2015, $374,884 annually in 2016 – 2018 and $187,442 in 2019. The lease agreement contains escalation clauses relating to operating costs and real property taxes. The landlord may terminate the lease with one-year’s notice, in which case the Corporation’s rental commitment would end as of the termination date.

[ 16 ]

FINANCIAL HIGHLIGHTS

     The following table shows per share operating performance data, total returns, ratios and supplemental data for the six months ended June 30, 2015 and each year in the five-year period ended December 31, 2014. This information has been derived from information contained in the financial statements and market price data for the Corporation’s shares.

     The Corporation’s total returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of all distributions. Distributions that are payable only in cash are assumed to be reinvested at the market price or net asset value, as applicable, on the payable date of the distribution. Distributions that may be taken in shares are assumed to be reinvested at the price designated by the Corporation.

	Six Months Ended June 30, 2015 (Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$26.18	$26.78	$24.53	$24.96	$26.06	$22.32
Net investment income*	.06	.13	.10	.53	.43	.45
Net realized and unrealized gain (loss)
on securities*	(.32)	1.02	5.85	(.02)	(.53)	4.19
Total from investment
operations	(.26)	1.15	5.95	.51	(.10)	4.64
Less:
Dividends from net investment
income	.03	.14	.12	.51	.43	.45
Distributions from capital gains	.17	1.61	3.58	.43	.57	.45
Total distributions	.20	1.75	3.70	.94	1.00	.90
Net asset value, end of period	$25.72	$26.18	$26.78	$24.53	$24.96	$26.06
Per share market value,
end of period	$21.33	$21.97	$21.72	$19.98	$20.46	$21.97
Total investment return,
market (%)	(2.20)	9.52	28.40	1.25	(2.50)	27.14
Total investment return, NAV (%)	(1.01)	5.35	28.36	2.70	.18	21.73
Ratios/Supplemental Data:
Net assets, end of period (000)	$625,258	$649,761	$648,262	$569,465	$574,188	$593,524
Ratio of expenses to average net
assets (%)	.72 †	.67	.77	.79	.71	.78
Ratio of net investment income to
average net assets (%)	.49 †	.47	.38	2.14	1.62	1.92
Portfolio turnover rate (%)	18.04	13.07	16.72	3.55	8.07	6.67

* Based on the average number of shares outstanding during the period.

† Annualized, not necessarily indicative of full year ratio.

See accompanying notes to financial statements.

[ 17 ]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholders of Central Securities Corporation

     We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2015, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended June 30, 2015. These interim financial statements and financial highlights are the responsibility of Central Securities Corporation’s management.

     We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

     Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

     We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2014 and financial highlights for each of the years in the five-year period ended December 31, 2014, and in our report, dated January 30, 2015, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

KPMG LLP

New York, NY
July 28, 2015

[ 18 ]

OTHER STOCKHOLDER INFORMATION

Direct Registration

     The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation’s shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

     A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

Proxy Voting Policies and Procedures

     The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation’s proxy voting record for the twelve-month period ended June 30, 2015 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation’s website at www.centralsecurities.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Portfolio Information

     The Corporation files its complete schedule of portfolio holdings with the SEC for the first and the third quarter of each fiscal year on Form N-Q. The Corporation’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Meeting of Stockholders

     The annual meeting of stockholders of the Corporation was held on March 18, 2015. At meeting, all of the directors of the Corporation were reelected by the following vote of the holders the Common Stock:

	In Favor	Withheld
L. Price Blackford	21,419,243	1,242,859
Simms C. Browning	21,277,262	1,384,840
Donald G. Calder	21,314,327	1,347,775
David C. Colander	21,454,427	1,207,675
Jay R. Inglis	21,150,811	1,511,291
Wilmot H. Kidd	21,328,535	1,333,567
C. Carter Walker, Jr.	21,303,695	1,358,407

     A proposal to ratify the selection of KPMG LLP as independent auditors of the Corporation for the year 2015 was approved with 21,931,462 votes for, 665,811 votes against and 64,829 shares abstaining.

     A stockholder proposal recommending that the Board of Directors consider liquidation of the Corporation was not approved with 14,719,890 votes against, 1,857,473 votes for and 189,761 shares abstaining.

[ 19 ]

BOARD OF DIRECTORS

Wilmot H. Kidd, Chairman
L. Price Blackford, Lead Independent Director
Simms C. Browning
Donald G. Calder
David C. Colander
Jay R. Inglis
C. Carter Walker, Jr.

OFFICERS

Wilmot H. Kidd, President
Marlene A. Krumholz, Vice President and Secretary
Andrew J. O’Neill, Vice President
Lawrence P. Vogel, Vice President and Treasurer

OFFICE

630 Fifth Avenue
New York, NY 10111
212-698-2020
866-593-2507 (toll-free)
www.centralsecurities.com

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.
P.O. Box 30170, College Station, TX 77842-3170
800-756-8200
www.computershare.com

CUSTODIAN

UMB Bank, n.a.
Kansas City, MO

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
New York, NY

[ 20 ]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6. Investments.

(a) Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (January 1 through January 31)	78,174	$21.35	NA	NA
Month #2 (February 1 through February 28)	59,781	$21.69	NA	NA
Month #3 (March 1 through March 31)	65,168	$22.12	NA	NA
Month #4 (April 1 through April 30)	106,200	$21.94	NA	NA
Month #5 (May 1 through May 31)	95,632	$22.02	NA	NA
Month #6 (June 1 through June 30)	106,455	$21.61	NA	NA
Total	511,410	$21.79	NA	NA

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since such procedures were last described in the Corporation’s proxy statement dated February 6, 2015.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the “Corporation”) have concluded that the Corporation’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(b) Certifications of the principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

President

August 12, 2015

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By: /s/ Wilmot H. Kidd

Wilmot H. Kidd

President

August 12, 2015

Date

By: /s/ Lawrence P. Vogel

Lawrence P. Vogel

Treasurer

August 12, 2015

Date